Stock Based Compensation (Details) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	Aug. 04, 2014	Mar. 01, 2013	Jun. 30, 2013	Dec. 31, 2015	Dec. 28, 2014	Dec. 29, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan maximum of outstanding Common Stock, percent		5.00%
Common stock authorized for issuance, shares		5,263,000
Shares available for grant				2,408,731
Spin-off adjustment to outstanding Equity Awards, shares	90,525
Share-based Compensation Arrangement by Share-based Payment Award, Special Cash Dividend Adjustments				251,537
Stock-based compensation expense				$ 32	$ 28	$ 7
NSOs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan vesting percent per each anniversary				25.00%
NSO maximum contractual term				10 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan vesting percent per each anniversary				25.00%
PSUs | Two Year Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan vesting period, years				2 years
PSUs | Three Year Performance Period
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan vesting period, years				3 years
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Incentive Plan vesting percent per each anniversary			33.00%